Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives	12 Months Ended
Dec. 31, 2021
Machinery equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Estimated useful lives	5 years
Machinery equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Estimated useful lives	20 years
Computer software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Estimated useful lives	10 years
Electronic equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Estimated useful lives	5 years
Electronic equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Estimated useful lives	10 years
Office equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Estimated useful lives	5 years
Office equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Estimated useful lives	10 years
Motor vehicles [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Estimated useful lives	5 years
Motor vehicles [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Estimated useful lives	10 years
Leasehold improvement [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Leasehold improvement, description	Shorter of the lease term or estimated useful life
Buildings [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Estimated useful lives	20 years
Buildings [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Estimated useful lives	50 years